SEGMENT INFORMATION - Financial Information by Geographic Regions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 6,593	$ 8,203	$ 7,239
Non-current assets	102,942	108,354
United States
Disclosure of geographical areas [line items]
Revenue	4,743	5,926	4,914
Non-current assets	68,769	75,118
Canada
Disclosure of geographical areas [line items]
Revenue	424	536	563
Non-current assets	5,461	5,157
Australia
Disclosure of geographical areas [line items]
Revenue	182	210	240
Non-current assets	3,765	3,316
Europe
Disclosure of geographical areas [line items]
Revenue	592	901	944
Non-current assets	15,724	15,412
Brazil
Disclosure of geographical areas [line items]
Revenue	82	117	113
Non-current assets	1,396	2,121
China
Disclosure of geographical areas [line items]
Revenue	94	6	7
Non-current assets	91	94
India
Disclosure of geographical areas [line items]
Revenue	287	288	247
Non-current assets	4,045	3,880
South Korea
Disclosure of geographical areas [line items]
Revenue	189	219	211
Non-current assets	3,518	3,089
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	0	0	$ 0
Non-current assets	$ 173	$ 167